Related Party Transactions (Details)				3 Months Ended		6 Months Ended	9 Months Ended
	Aug. 15, 2025 $ / shares shares	Aug. 13, 2025 USD ($) shares	Apr. 09, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 27, 2025 USD ($)
Related Party Transactions [Line Items]
Issuance of common stock					$ 25,000		$ 25,000
Trading day			30 days
Threshold period after the business combination			18 months
Office space and administrative				$ 30,000		60,000	46,452
Payment for administrative fees							22,452
Borrowings
Notes payable								$ 185,000
Promissory note related party								154,522
Remaining prepayment debt							8,026
Principal amount							4,150,000
Working capital loan				1,500,000		$ 1,500,000	$ 1,500,000
Working capital units (in Dollars per share) | $ / shares						$ 10	$ 10
Number of shares in each unit (in Shares) | shares						1	1
Trading days						20
Consecutive trading days						30
Additional invoice payment						$ 150
Private placement units note was not yet issued
Related Party [Member]
Related Party Transactions [Line Items]
Lockup period			180 days			180 days
Other receivables		$ 30,478		8,176		$ 8,176	22,452
Proceeds used to repay		185,000
Administrative service Agreement [Member]
Related Party Transactions [Line Items]
Office space and administrative						10,000	10,000
Payment for administrative fees						60,000	24,000
Administrative services fees				$ 15,824		15,824	0
Promissory Note Related Party [Member]
Related Party Transactions [Line Items]
Payment for administrative fees						8,176
Other receivables		30,478
Borrowings								125,000
Notes payable								185,000
Promissory note related party							154,522
Proceeds used to repay		$ 185,000
Remaining prepayment debt						$ 0	$ 8,026
Sponsor [Member]
Related Party Transactions [Line Items]
Transfer of shares (in Shares) | shares			200,000
Sale price per share (in Dollars per share) | $ / shares			$ 0.004
Founder Share [Member]
Related Party Transactions [Line Items]
Issuance of common stock			$ 25,000
Issued price per share (in Dollars per share) | $ / shares			$ 0.004
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Issued price per share (in Dollars per share) | $ / shares	$ 10
subject to forfeiture (in Shares) | shares			853,448
Transfer of shares (in Shares) | shares	2,250,000					2,250,000	2,250,000
IPO [Member]
Related Party Transactions [Line Items]
Transfer of shares (in Shares) | shares						15,000,000
Borrowings								$ 125,000
Units purchased (in Shares) | shares		15,000,000
Private Placement [Member]
Related Party Transactions [Line Items]
Units purchased (in Shares) | shares		465,000					465,000
Principal amount		$ 4,650,000					$ 4,650,000
Private Placement [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Units purchased (in Shares) | shares						50,000	50,000
Principal amount						$ 500,000	$ 500,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Issuance of ordinary shares (in Shares) | shares			229,008
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Issued price per share (in Dollars per share) | $ / shares			$ 0.004
Lookback price (in Dollars per share) | $ / shares			$ 1.25
Class B Ordinary Shares [Member] | Founder Share [Member]
Related Party Transactions [Line Items]
Issuance of ordinary shares (in Shares) | shares			6,543,103
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Class B Ordinary Shares [Member] | Founder Share [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Issuance of ordinary shares (in Shares) | shares			6,543,103
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				0.0001		0.0001	$ 0.0001
Sale price per share (in Dollars per share) | $ / shares			$ 12	$ 12		$ 12
Units purchased (in Shares) | shares						17,250,000	17,250,000
Number of shares in each unit (in Shares) | shares		1					1
Number of shares initial business combination (in Shares) | shares				1		1	1
Class A Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares in each unit (in Shares) | shares							1
Class A Ordinary Shares [Member] | IPO [Member]
Related Party Transactions [Line Items]
Number of shares in each unit (in Shares) | shares		1
Number of shares initial business combination (in Shares) | shares		1
Class A Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions [Line Items]
Number of shares in each unit (in Shares) | shares		1					1